Notes to the Consolidated Statements of Operations - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (9,371)	€ (5,933)	€ (17,559)	€ (13,869)
Materials	(8,096)	(14,055)	(12,630)	(36,883)
Third-party services	(6,386)	(18,552)	(11,839)	(19,516)
Maintenance and lease	(534)	(919)	(1,115)	(1,150)
Amortization and depreciation	(1,049)	(3,158)	(2,219)	(8,326)
Other	(418)	(64)	(1,127)	(169)
Total	€ (25,854)	€ (42,681)	€ (46,489)	€ (79,913)